Other taxes receivable & Other taxes payable (Tables)	12 Months Ended
Dec. 31, 2025
Other taxes payable & Other taxes receivable
Schedule of other taxes receivable and other taxes payable
Other taxes receivable are comprised of the following:

	For the year ended December 31,
In thousands of USD	2024	2025
Value-added taxes	8,013	3,527
Other taxes receivable	28	219
Other taxes receivable	8,041	3,746
Current	4,227	3,746
Non-Current	3,814	—
Other taxes payable are comprised of the following:

	For the year ended December 31,
In thousands of USD	2024	2025
Value-added taxes	7,964	4,258
Withholding Tax	7,319	6,628
Other taxes payable	337	592
Other taxes payable	15,620	11,478
Current	13,994	11,478
Non-Current	1,626	—